Financial Instruments and Fair Value Measurement - Narrative (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 9,949	$ 3,554
Derivative asset current	9,777	907
Derivative asset noncurrent	172	2,647
Derivative liability	7,032	5,193
Derivative liability current	2,302	929
Derivative liability noncurrent	4,730	4,264
Credit Facility Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	658,163	684,234
Local Bank Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	$ 28,618	$ 12,512